Mainland China contribution plan and profit appropriation (Tables)	12 Months Ended
Dec. 31, 2015
Mainland China contribution plan and profit appropriation
Schedule of paid-in capital amounts unavailable for distribution as nominal dividends

Legal Entity	Paid-in Capital restricted
JingAo Solar Co., Ltd.	RMB 2,600,000
Shanghai JA Solar Technology Co., Ltd.	USD 80,000
Shanghai JA Solar PV Technology Co., Ltd.	USD 20,000
JA Solar Technology Yangzhou Co., Ltd.	USD 260,000
Jing Hai Yang Semiconductor Materials (Donghai) Co., Ltd.	USD 108,000
JA Yangzhou PV Technology Co., Ltd.	USD 10,000
Shanghai Jinglong Solar Technology Co., Ltd.	RMB 180,000
Donghai JA Solar Technology Co., Ltd.	RMB 50,000
JA (Hefei) Renewable Energy Co., Ltd.	USD 15,000
Hefei JA Solar Technology Co., Ltd.	RMB 1,440,000
Solar Silicon Valley Electronic Science and Technology Co., Ltd.	USD 36,986
JA Solar Investment (China) Co., Ltd.	USD 50,000
Dunhuang JA Solar Power Development Co., Ltd.	RMB 321,000
Hebei Ningjin Songgong Semiconductor Co., Ltd.	RMB 275,000
JA Solar PV Technology Co., Ltd.	USD 10,000
JA Solar PV Electric (Shexian) Co,. Ltd.	RMB 9,000
Aiyouen Power Electric (Yinchuan) Co,. Ltd.	RMB 26,000
JA Solar PV Electric (Baotou) Co,. Ltd.	RMB 4,500
Beijing JA Solar PV Technology Co., Ltd.	RMB 60,000
JA Solar PV Electric (Huanghua) Co,. Ltd.	RMB 5,000
JA Solar PV Electric (Yanchi) Co,. Ltd.	RMB 5,500
JA New Energy Development (Hebei) Co., Ltd.	RMB 6,000
Other JA PV Electric companies	RMB 226,318